UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—26.36%
Federal Home Loan Bank
0.050%, due 08/15/13[1]	1,000,000	999,980
0.120%, due 09/11/13[1]	1,000,000	999,863
0.100%, due 09/18/13[1]	1,000,000	999,867
0.090%, due 10/25/13[1]	750,000	749,841
0.120%, due 11/08/13[1]	1,000,000	999,670
0.115%, due 12/04/13[1]	1,000,000	999,601
0.080%, due 12/12/13[1]	883,000	882,739
Federal Home Loan Mortgage Corp.*
0.070%, due 08/26/13[1]	1,000,000	999,951
0.120%, due 09/10/13[1]	1,000,000	999,867
0.115%, due 02/04/14[1]	1,000,000	999,403
Federal National Mortgage Association*
0.120%, due 08/07/13[1]	1,000,000	999,980
0.140%, due 09/11/13[1]	1,000,000	999,840
0.155%, due 10/03/13[1]	1,000,000	999,729
0.075%, due 12/04/13[1]	493,000	492,871
US Treasury Bills
0.106%, due 08/01/13[1]	700,000	700,000
0.130%, due 08/29/13[1]	1,000,000	999,899
US Treasury Notes
3.125%, due 08/31/13	1,000,000	1,002,395
0.500%, due 10/15/13	1,000,000	1,000,877
2.750%, due 10/31/13	1,000,000	1,006,444
0.750%, due 12/15/13	500,000	501,092
Total US government and agency obligations (cost—$18,333,909)		18,333,909
Certificates of deposit—13.30%
Banking-non-US — 10.42%
Bank of Nova Scotia
0.262%, due 08/19/13[2]	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 10/07/13	1,000,000	1,000,000
Credit Industriel et Commercial
0.240%, due 09/05/13	750,000	750,000
Credit Suisse
0.240%, due 09/09/13	1,000,000	1,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 08/08/13	1,000,000	1,000,000
Norinchukin Bank Ltd.
0.160%, due 08/08/13	500,000	500,000
Sumitomo Mitsui Banking Corp.
0.170%, due 08/08/13	1,000,000	1,000,000
Svenska Handelsbanken AB
0.185%, due 10/01/13	1,000,000	1,000,000
		7,250,000
Banking-US — 2.88%
Bank of America N.A.
0.190%, due 08/06/13	1,000,000	1,000,000

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-US— (concluded)
Branch Banking & Trust Co.
0.170%, due 09/09/13	1,000,000	1,000,000
		2,000,000
Total certificates of deposit (cost—$9,250,000)		9,250,000
Commercial paper[1]—33.25%
Asset backed-auto & truck — 1.44%
FCAR Owner Trust II
0.210%, due 08/01/13	500,000	500,000
0.150%, due 09/04/13	500,000	499,929
		999,929
Asset backed-miscellaneous — 17.08%
Cancara Asset Securitisation LLC
0.190%, due 08/16/13	1,000,000	999,921
Ciesco LLC
0.220%, due 09/20/13[3]	1,000,000	1,000,000
Fairway Finance Corp.
0.160%, due 08/09/13	1,000,000	999,964
Gotham Funding Corp.
0.180%, due 08/20/13	500,000	499,953
Jupiter Securitization Co. LLC
0.260%, due 09/10/13	500,000	499,856
LMA Americas LLC
0.180%, due 08/13/13	1,000,000	999,940
Market Street Funding LLC
0.160%, due 08/07/13	885,000	884,976
Old Line Funding LLC
0.200%, due 10/08/13	500,000	499,811
Regency Markets No. 1 LLC
0.150%, due 08/19/13	1,000,000	999,925
Salisbury Receivables Co. LLC
0.150%, due 08/08/13	1,000,000	999,971
Sheffield Receivables Corp.
0.190%, due 08/20/13	500,000	499,950
0.200%, due 10/08/13	500,000	499,811
Thunder Bay Funding LLC
0.200%, due 11/18/13	500,000	499,697
Versailles Commercial Paper LLC
0.180%, due 08/07/13	1,000,000	999,970
Victory Receivables Corp.
0.160%, due 08/16/13	1,000,000	999,933
		11,883,678
Banking-non-US — 3.59%
Erste Abwicklungsanstalt
0.180%, due 10/10/13	1,000,000	999,650
Oversea-Chinese Banking Corp., Ltd.
0.160%, due 08/23/13	500,000	499,951
0.180%, due 09/19/13	1,000,000	999,755
		2,499,356

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]— (concluded)
Banking-US — 7.54%
Bedford Row Funding Corp.
0.420%, due 12/16/13	500,000	499,201
BNP Paribas Finance, Inc.
0.140%, due 08/22/13	1,000,000	999,918
Erste Finance LLC
0.200%, due 08/01/13	2,000,000	2,000,000
Natixis US Finance Co. LLC
0.160%, due 08/01/13	1,000,000	1,000,000
Northern Pines Funding LLC
0.260%, due 09/13/13	750,000	749,767
		5,248,886
Energy-integrated—1.44%
CNPC Finance HK Ltd.
0.270%, due 08/06/13	1,000,000	999,963
Insurance-life — 2.16%
MetLife Short Term Funding LLC
0.140%, due 08/19/13	1,000,000	999,930
Prudential PLC
0.220%, due 10/30/13	500,000	499,725
		1,499,655
Total commercial paper (cost—$23,131,467)		23,131,467
Repurchase agreements—27.10%
Repurchase agreement dated 07/31/13 with Barclays
Capital, Inc., 0.070% due 08/01/13, collateralized
by $8,170,300 US Treasury Note, 0.250% due
07/31/15; (value—$8,160,087); proceeds:
$8,000,016	8,000,000	8,000,000
Repurchase agreement dated 07/31/13 with Deutsche
Bank Securities, Inc., 0.090% due 08/01/13,
collateralized by $11,621,100 US Treasury Note,
1.750% due 05/15/23; (value—$10,812,047);
proceeds: $10,600,027	10,600,000	10,600,000
Repurchase agreement dated 07/31/13 with State
Street Bank and Trust Co., 0.010% due 08/01/13,
collateralized by $281,260 Federal Home Loan
Mortgage Corp. obligations, 2.100% due 10/17/22;
(value—$260,592); proceeds: $255,000	255,000	255,000
Total repurchase agreements (cost—$18,855,000)		18,855,000
Total investments
(cost — $69,570,376 which approximates cost for federal income tax purposes) — 100.01%		69,570,376
Liabilities in excess of other assets — (0.01)%		(8,193)
Net assets (applicable to 69,585,093 shares of beneficial interest outstanding equivalent
to $1.00 per share) — 100.00%		69,562,183

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	18,333,909	—	18,333,909
Certificates of deposit	—	9,250,000	—	9,250,000
Commercial paper	—	23,131,467	—	23,131,467
Repurchase agreements	—	18,855,000	—	18,855,000
Total	—	69,570,376	—	69,570,376

At July 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	83.8
Japan	5.0
Singapore	2.2
Canada	1.5
Sweden	1.5
Switzerland	1.4
China	1.4
Germany	1.4
France	1.1
United Kingdom	0.7
Total	100.0

Weighted average maturity — 32 days.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2013, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Rate represents stated coupon rate.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2013.

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—19.95%
Federal Home Loan Bank
0.050%, due 08/15/13[1]	12,000,000	11,999,767
0.130%, due 12/16/13[1]	20,000,000	19,990,106
0.125%, due 03/27/14	4,000,000	3,998,773
Federal Home Loan Mortgage Corp. *
0.070%, due 08/26/13[1]	17,000,000	16,999,174
Federal National Mortgage Association *
0.150%, due 09/03/13[1]	10,000,000	9,998,625
US Treasury Bills
0.106%, due 08/01/13[1]	20,000,000	20,000,000
0.030%, due 08/22/13[1]	15,000,000	14,999,737
US Treasury Notes
3.125%, due 08/31/13	10,000,000	10,023,947
0.125%, due 09/30/13	15,000,000	14,998,125
0.500%, due 11/15/13	12,000,000	12,010,904
0.750%, due 12/15/13	20,000,000	20,041,811
1.000%, due 01/15/14	5,000,000	5,018,695
Total US government and agency obligations (cost—$160,079,664)		160,079,664
Certificates of deposit—18.57%
Banking-non-US — 16.20%
Bank of Montreal
0.180%, due 09/04/13	9,000,000	9,000,000
Bank of Nova Scotia
0.262%, due 08/19/13[2]	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 10/07/13	15,000,000	15,000,000
Credit Agricole Corporate & Investment Bank
0.170%, due 08/13/13	5,000,000	5,000,000
Credit Industriel et Commercial
0.160%, due 08/23/13	15,000,000	15,000,000
0.240%, due 09/05/13	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 08/08/13	10,000,000	10,000,000
Norinchukin Bank Ltd.
0.160%, due 08/08/13	9,000,000	9,000,000
0.160%, due 08/16/13	14,000,000	14,000,000
Rabobank Nederland NV
0.423%, due 09/25/13[2]	10,000,000	10,000,000
Royal Bank of Canada
0.323%, due 08/06/13[2]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
0.170%, due 08/08/13	16,000,000	16,000,000
0.170%, due 08/09/13	5,000,000	4,999,989
		129,999,989
Banking-US — 2.37%
Bank of America N.A.
0.190%, due 08/06/13	5,000,000	5,000,000

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-US— (concluded)
Branch Banking & Trust Co.
0.190%, due 08/15/13	5,000,000	5,000,000
0.170%, due 09/09/13	9,000,000	9,000,000
		19,000,000
Total certificates of deposit (cost—$148,999,989)		148,999,989
Commercial paper[1]—52.03%
Asset backed-auto & truck—0.25%
FCAR Owner Trust II
0.120%, due 08/01/13	2,000,000	2,000,000
Asset backed-miscellaneous — 23.93%
Cancara Asset Securitisation LLC
0.170%, due 08/14/13	5,000,000	4,999,693
0.190%, due 08/16/13	5,000,000	4,999,604
0.190%, due 09/20/13	15,000,000	14,996,042
Ciesco LLC
0.220%, due 09/20/13[4]	12,000,000	12,000,000
Gotham Funding Corp.
0.180%, due 08/20/13	10,000,000	9,999,050
Jupiter Securitization Co. LLC
0.260%, due 09/10/13	9,000,000	8,997,400
Liberty Street Funding LLC
0.080%, due 08/01/13	8,000,000	8,000,000
0.180%, due 09/09/13	10,000,000	9,998,050
LMA Americas LLC
0.170%, due 08/21/13	15,000,000	14,998,583
Market Street Funding LLC
0.160%, due 09/10/13	10,000,000	9,998,222
Nieuw Amsterdam Receivables Corp.
0.150%, due 08/13/13	15,000,000	14,999,250
Regency Markets No. 1 LLC
0.150%, due 08/19/13	17,000,000	16,998,725
0.150%, due 08/20/13	7,000,000	6,999,446
Sheffield Receivables Corp.
0.150%, due 08/07/13	10,000,000	9,999,750
0.200%, due 09/05/13	10,000,000	9,998,056
Victory Receivables Corp.
0.150%, due 08/08/13	9,000,000	8,999,737
0.170%, due 09/10/13	15,000,000	14,997,167
Working Capital Management Co.
0.180%, due 08/08/13	10,000,000	9,999,650
		191,978,425
Banking-non-US — 3.86%
Lloyds TSB Bank PLC
0.100%, due 08/05/13	7,000,000	6,999,922
0.100%, due 08/07/13	10,000,000	9,999,834
Nordea Bank AB
0.220%, due 11/15/13	4,000,000	3,997,409

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]— (continued)
Banking-non-US— (concluded)
Oversea-Chinese Banking Corp., Ltd.
0.180%, due 09/19/13	5,000,000	4,998,775
Westpac Securities NZ Ltd.
0.353%, due 10/02/13[2,3]	5,000,000	5,000,000
		30,995,940
Banking-US — 15.51%
Bedford Row Funding Corp.
0.420%, due 12/16/13	5,500,000	5,491,209
BNP Paribas Finance, Inc.
0.250%, due 10/09/13	5,000,000	4,997,604
Erste Finance LLC
0.200%, due 08/01/13	12,000,000	12,000,000
National Australia Funding Delaware, Inc.
0.225%, due 12/09/13	15,000,000	14,987,812
Natixis US Finance Co. LLC
0.110%, due 08/06/13	5,000,000	4,999,924
0.170%, due 08/06/13	9,000,000	8,999,788
Northern Pines Funding LLC
0.210%, due 09/27/13	10,000,000	9,996,675
0.240%, due 10/01/13	5,000,000	4,997,967
Societe Generale N.A., Inc.
0.070%, due 08/01/13	15,000,000	15,000,000
0.200%, due 08/01/13	10,000,000	10,000,000
State Street Corp.
0.170%, due 09/03/13	10,000,000	9,998,442
Toronto-Dominion Holdings U.S.A., Inc.
0.170%, due 10/15/13	15,000,000	14,994,687
Wells Fargo & Co.
0.180%, due 08/15/13	8,000,000	7,999,440
		124,463,548
Energy-integrated — 2.37%
CNPC Finance HK Ltd.
0.270%, due 08/05/13	9,000,000	8,999,730
0.250%, due 08/16/13	10,000,000	9,998,958
		18,998,688
Finance-captive automotive — 1.87%
Toyota Motor Credit Corp.
0.231%, due 08/27/13[2]	6,000,000	6,000,000
0.240%, due 08/30/13	5,000,000	4,999,033
0.170%, due 10/10/13	4,000,000	3,998,678
		14,997,711
Finance-non-captive diversified — 1.12%
General Electric Capital Corp.
0.240%, due 10/02/13	5,000,000	4,997,933
0.200%, due 12/19/13	4,000,000	3,996,889
		8,994,822

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]— (concluded)
Insurance-life—3.12%
MetLife Short Term Funding LLC
0.120%, due 08/20/13	15,000,000	14,999,050
Prudential Funding LLC
0.140%, due 08/22/13	10,000,000	9,999,183
		24,998,233
Total commercial paper (cost—$417,427,367)		417,427,367
Repurchase agreements—9.44%
Repurchase agreement dated 07/31/13 with Barclays
Capital, Inc., 0.070% due 08/01/13, collateralized
by $30,638,300 US Treasury Note, 0.250% due
07/31/15; (value—$30,600,002); proceeds:
$30,000,058	30,000,000	30,000,000
Repurchase agreement dated 07/31/13 with Deutsche
Bank Securities, Inc., 0.090% due 08/01/13,
collateralized by $48,139,000 Federal National
Mortgage Association obligations, 1.710% due
01/15/20; (value—$46,410,810); proceeds:
$45,500,114	45,500,000	45,500,000
Repurchase agreement dated 07/31/13 with State
Street Bank and Trust Co., 0.010% due 08/01/13,
collateralized by $228,317 Federal Home Loan
Mortgage Corp. obligations, 2.100% due 10/17/22;
(value—$211,540); proceeds: $207,000	207,000	207,000
Total repurchase agreements (cost—$75,707,000)		75,707,000
Total investments
(cost — $802,214,020 which approximates cost for federal income tax purposes) — 99.99%		802,214,020
Other assets in excess of liabilities — 0.01%		71,851
Net assets (applicable to 802,292,891 shares of beneficial interest outstanding equivalent to $1.00
per share) — 100.00%		802,285,871

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	160,079,664	—	160,079,664
Certificates of deposit	—	148,999,989	—	148,999,989
Commercial paper	—	417,427,367	—	417,427,367
Repurchase agreements	—	75,707,000	—	75,707,000
Total	—	802,214,020	—	802,214,020

At July 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity—36 days.

UBS Money Series

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	75.7
Japan	10.5
Canada	3.2
France	3.1
China	2.4
United Kingdom	2.1
Netherlands	1.3
Australia	0.6
Singapore	0.6
Sweden	0.5
Total	100.0

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2013 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.62% of net assets as of July 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rate represents stated coupon rate.

For more information regarding the Fund's other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2013.

UBS Money Series

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) require disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

UBS Money Series

UBS Select Prime Institutional Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/13 were $5,274,758,522.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/13 were $4,690,598,635.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/13 were $534,089,552.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/13 were $7,702,937,170.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/13 were $4,857,127,086.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/13 were $207,088,576.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 7/31/13 were $338,476,581.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Investor Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 7/31/13 were $312,474,105.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 7/31/13 were $26,211,830.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Capital Fund as of 7/31/13 were $2,704,293,243.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Capital Fund as of 7/31/13 were $1,527,402,607.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Capital Fund as of 7/31/13 were $830,896,393.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 30, 2013